Receivables from Financial Services (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Summary of Receivables from Financial Services
Receivables from financial services as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Consumer finance receivables:
Retail	¥4,602,848	¥4,440,364
Finance lease	142,855	125,958
Dealer finance receivables:
Wholesale	712,214	666,992

Subtotal	¥5,457,917	¥5,233,314

Allowance for credit losses	¥(43,203)	¥(63,468)
Allowance for losses on lease residual values	(29)	—
Unearned interest income and fees	(9,435)	(8,681)

Total	¥5,405,250	¥5,161,165

Current assets	¥1,951,633	¥1,878,358
Non-current assets	3,453,617	3,282,807

Total	¥5,405,250	¥5,161,165

Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable
The gross investment in the lease and the present value of minimum lease payments receivable as of March 31, 2019 is as follows:

	Yen (millions)
As of March 31, 2019	Gross investment in the lease	Unearned interest income and fees	Unguaranteed residual values	Present value of minimum lease payments receivable
Within 1 year	¥52,099	¥(1,632)	¥(25,369)	¥25,098
Between 1 and 5 years	90,658	(7,790)	(46,662)	36,206
Later than 5 years	98	(13)	—	85

Total	¥142,855	¥(9,435)	¥(72,031)	¥61,389

The lease payments receivable under the finance leases by maturity as of March 31, 2020 is as follows:

Yen (millions)
2020
Within 1 year	¥22,808
Between 1 and 2 years	20,578
Between 2 and 3 years	13,370
Between 3 and 4 years	6,097
Between 4 and 5 years	1,359
Later than 5 years	77

Undiscounted lease payments receivable	¥64,289

Unearned finance income	¥(4,091)

Unguaranteed residual value	¥57,079

Net investment in the lease	¥117,277

Receivables from financial services [Member]
Statement [LineItems]
Changes in Allowance for Doubtful Accounts
The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2018, 2019 and 2020 are as follows:
For the year ended March 31, 2018

	Yen (millions)
	Retail	Finance lease	Wholesale	Total
Balance as of April 1, 2017	¥28,867	¥809	¥1,823	¥31,499

Provision	¥36,037	¥214	¥336	¥36,587
Write-offs	(39,478)	(299)	(271)	(40,048)
Recoveries	8,368	50	13	8,431
Exchange differences on translating foreign operations	(1,718)	47	5	(1,666)

Balance as of March 31, 2018	¥32,076	¥821	¥1,906	¥34,803

For the years ended March 31, 2019 and 2020

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥32,076

Effect of adopting IFRS 9 (2014)				¥4,599

Balance as of April 1, 2018 under IFRS 9 (2014)	¥20,574	¥9,543	¥6,558	¥36,675

Remeasurement	¥1,788	¥579	¥31,506	¥33,873
Write-offs	—	—	(30,986)	(30,986)
Exchange differences on translating foreign operations	250	285	(337)	198

Balance as of March 31, 2019	¥22,612	¥10,407	¥6,741	¥39,760

Remeasurement	¥5,547	¥16,637	¥32,649	¥54,833
Write-offs	—	—	(31,436)	(31,436)
Exchange differences on translating foreign operations	(1,504)	(412)	(1,000)	(2,916)

Balance as of March 31, 2020	¥26,655	¥26,632	¥6,954	¥60,241

Finance lease:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥821

Effect of adopting IFRS 9 (2014)				¥—

Balance as of April 1, 2018 under IFRS 9 (2014)	¥604	¥78	¥139	¥821

Remeasurement	¥(19)	¥(3)	¥114	¥92
Write-offs	—	—	(125)	(125)
Exchange differences on translating foreign operations	(51)	(3)	(4)	(58)

Balance as of March 31, 2019	¥534	¥72	¥124	¥730

Remeasurement	¥(15)	¥29	¥128	¥142
Write-offs	—	—	(130)	(130)
Exchange differences on translating foreign operations	(38)	(5)	(9)	(52)

Balance as of March 31, 2020	¥481	¥96	¥113	¥690

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Wholesale:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥1,906

Effect of adopting IFRS 9 (2014)				¥—

Balance as of April 1, 2018 under IFRS 9 (2014)	¥1,553	¥309	¥44	¥1,906

Remeasurement	¥(49)	¥35	¥769	¥755
Write-offs	—	—	153	153
Exchange differences on translating foreign operations	(85)	(15)	(1)	(101)

Balance as of March 31, 2019	¥1,419	¥329	¥965	¥2,713

Remeasurement	¥127	¥2	¥1,776	¥1,905
Write-offs	—	—	(1,784)	(1,784)
Exchange differences on translating foreign operations	(109)	(13)	(175)	(297)

Balance as of March 31, 2020	¥1,437	¥318	¥782	¥2,537

Total:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥34,803

Effect of adopting IFRS 9 (2014)				¥4,599

Balance as of April 1, 2018 under IFRS 9 (2014)	¥22,731	¥9,930	¥6,741	¥39,402

Remeasurement	¥1,720	¥611	¥32,389	¥34,720
Write-offs	—	—	(30,958)	(30,958)
Exchange differences on translating foreign operations	114	267	(342)	39

Balance as of March 31, 2019	¥24,565	¥10,808	¥7,830	¥43,203

Remeasurement	¥5,659	¥16,668	¥34,553	¥56,880
Write-offs	—	—	(33,350)	(33,350)
Exchange differences on translating foreign operations	(1,651)	(430)	(1,184)	(3,265)

Balance as of March 31, 2020	¥28,573	¥27,046	¥7,849	¥63,468